                             MINERVA FUND, INC.



                              EQUITY PORTFOLIO


                           FIXED INCOME PORTFOLIO





                                ANNUAL REPORT
                             SEPTEMBER 30, 1995

                                              November 24, 1995



DEAR SHAREHOLDERS:

         We are pleased to present the annual report for the Minerva Fund, Inc. for the fiscal year ended September 30, 1995. The Equity Portfolio had net assets on September 30, 1995 of $12,725,096 and the Fixed Income Portfolio had net assets of $3,274,791.

         Both Portfolios had an increase in assets from the annual report dated September 30, 1994. The net asset value per share was $12.23 for the Equity Portfolio and $9.60 for the Fixed Income Portfolio as of September 30, 1995.

         Audited financial statements including each Portfolio of Investments follow. Your support is appreciated.




                                              John J. Pileggi
                                              President & Treasurer

              INVESTMENT MANAGER'S DISCUSSION OF FUND PERFORMANCE


         During the fiscal year ended September 30, 1995, the Minerva Equity Portfolio realized an absolute return in excess of 24%. The return was below the S&P 500 Index largely because of short-term fixed income positions maintained throughout the year and an underweighting in technology. Our assessment of the market called for maintaining meaningful reserves and purchase of securities in the more defensive sectors of the market such as utilities. The Equity Portfolio benefited from its underweighting in basic resources, the technology issues, and the issues selected in heavy industry and transportation.

         For the fiscal year as a whole, performance of Minerva Fixed Income Portfolio closely approximated that of the Lehman Brothers Government Corporate Index. Total return was above 14% for the fiscal year. The last quarter of the fiscal year proved to be the best in terms of relative performance because of a successful yield curve strategy and contributions from foreign, mortgage and corporate investments.

                             Minerva Fund, Inc.
                              Equity Portfolio
                           Fixed Income Portfolio


                       Period Ended September 30, 1995
                          % Return Since Inception
                        Fund Performance Comparison*



The following graph illustrates the total return based on a $10,000 investment in the Equity Portfolio made at the inception date of October 1, 1993 and held through September 30, 1995, as well as performance of the S&P 500 Index over the same period. Past performance is not predictive of future performance.

The S&P 500 Index is a widely accepted unmanaged index of stock market performance which reflects the reinvestment of income dividends and, where applicable, capital gains distributions.

The next graph illustrates the total return based on a $10,000 investment in the Fixed Income Portfolio made at inception date of November 2, 1993 and held through September 30, 1995, as well as performance of the Lehman Government/Corporate Bond Index over the same period.

The Lehman Government/Corporate Bond Index is a widely accepted unmanaged index of both corporate and government bond market performance which reflects the reinvestment of income dividends and where applicable, capital gains distributions.

Neither index reflects Portfolio operating expenses. If expenses had been applied to the indices, the performance would have been lower.

The investment return and principal value of an investment in either
Portfolio will fluctuate, so that an investor's shares, where redeemed, may be worth more or less than the original cost.



*Assumes reinvestment of all dividends and distributions and includes the effect of each Portfolio's operating expenses. Total returns are aggregate from inception, have not been annualized, and reflect voluntary fee waivers.

                  MINERVA EQUITY PORTFOLIO VS S&P 500 INDEX
                             $10,000 INVESTMENT

                                  Equity          S&P 500
  Date                           Portfolio          Index
-------------------------------------------------------------
Oct. 1, 1993                     100,000.00       100,000.00

November 2, 1993                         --               --

Dec. 31, 1993                     10,140.80        10,231.81

March 31, 1994                     9,794.74         9,843.90

June 30, 1994                      9,839.49         9,885.32

Sept. 30, 1994                    10,179.11        10,368.75

Dec. 31, 1994                     10,148.70        10,367.16

March 31, 1995                    11,033.68        11,376.47

June 30, 1995                     11,905.28        12,462.52

September 30, 1995                12,659.52        13,452.82

          MINERVA FIXED INCOME PORTFOLIO VS LEHMAN GOV'T/CORP INDEX
                             $10,000 INVESTMENT

                                         Fixed          Lehman
                                        Income        Gov't/Corp.
  Date                                 Portfolio       Bond Index
------------------------------------------------------------------
Oct. 1, 1993                                   --              --

November 2, 1993                        10,000.00       10,000.00

Dec. 31, 1993                           10,042.90        9,930.20

March 31, 1994                           9,646.80        9,619.26

June 30, 1994                            9,405.33        9,499.64

Sept. 30, 1994                           9,381.97        9,546.66

Dec. 31, 1994                            9,413.14        9,581.78

March 31, 1995                           9,866.25       10,059.22

June 30, 1995                           10,462.15       10,711.97

September 30, 1995                      10,741.88       10,916.96

MINERVA FUND, INC.
EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1995

                                                                                                  VALUE
SHARES                                                                     COST                 (NOTE 2b)
------                                                                  ----------             ----------
        COMMON STOCKS - 87.6%

        AEROSPACE - 2.9%
  615   Lockheed Martin Corp...............................                $31,373                $41,282
  800   Raytheon Co........................................                 50,548                 68,000
  900   Rockwell International Corp........................                 41,454                 42,525
2,400   United Technologies Corp...........................                143,967                212,100
                                                                        ----------             ----------
                                                                           267,342                363,907
                                                                        ----------             ----------

        AIR TRANSPORTATION - 0.5%
  900   AMR Corp*..........................................                 59,567                 64,913
                                                                        ----------             ----------

        APPAREL - 0.4%
1,000   Fruit of the Loom Inc*.............................                 31,185                 20,625
  900   Springs Industries Inc. - Class A..................                 32,229                 35,325
                                                                        ----------             ----------
                                                                            63,414                 55,950
                                                                        ----------             ----------

        AUTOMOBILES - 1.7%
  900   Chrysler Corporation...............................                 51,242                 47,700
3,600   General Motors Corp................................                154,341                168,750
                                                                        ----------             ----------
                                                                           205,583                216,450
                                                                        ----------             ----------

        AUTOMOTIVE RELATED - 1.2%
1,100   Eaton Corporation..................................                 59,566                 58,300
2,400   Goodyear Tire and Rubber Co........................                 99,069                 94,500
                                                                        ----------             ----------
                                                                           158,635                152,800
                                                                        ----------             ----------

        BANKS - 6.7%
1,000   Bank of Boston Corp................................                 35,710                 47,625
2,700   Chemical Banking Corp..............................                112,612                164,363
1,200   Citicorp...........................................                 49,722                 84,900
  900   Crestar Financial Corp.............................                 42,017                 50,288
1,500   First America Bancorp..............................                 62,903                 64,500
1,200   First Union Corp...................................                 61,422                 61,200
1,350   Mercantile Bancorporation..........................                 45,729                 60,413
2,900   NationsBank Corp...................................                148,262                195,025
  500   Northern Trust Corp................................                 21,125                 23,000
  900   TCF Financial Corp.................................                 35,267                 52,425
1,700   U.S. Bancorp.......................................                 44,500                 48,025
                                                                        ----------             ----------
                                                                           659,269                851,764
                                                                        ----------             ----------

        BASIC CHEMICALS - 3.4%
  400   Airgas Inc*........................................                 10,524                 10,650
4,000   Du Pont (E.I.) De Nemours..........................                226,628                275,000
  600   Olin Corp..........................................                 37,761                 41,250
  600   Rohm & Haas........................................                 34,686                 36,225
1,200   W.R. Grace & Co....................................                 52,422                 80,100
                                                                        ----------             ----------
                                                                           362,021                443,225
                                                                        ----------             ----------

        BEVERAGES - 2.5%
1,000   Anheuser-Busch Co. Inc.............................                 58,310                 62,375
2,200   Cott Corp..........................................                 50,025                 20,900
4,500   Pepsico Inc........................................                172,173                229,500
                                                                        ----------             ----------
                                                                           280,508                312,775
                                                                        ----------             ----------

        BUILDING AND HOUSING - 0.3%
  400   Armstrong World Industries Inc.....................                 17,699                 22,200
  800   Danaher Corp.......................................                 24,148                 26,200
                                                                        ----------             ----------
                                                                            41,847                 48,400
                                                                        ----------             ----------


See accompanying notes to financial statements.

MINERVA FUND, INC.
EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1995



                                                                                                  VALUE
SHARES                                                                     COST                 (NOTE 2b)
------                                                                  ----------             ----------
        BUSINESS SERVICES - 1.2%
  400   Cintas Corp........................................                $11,200                $17,600
  600   Gartner Group Inc. - Class A*......................                 12,600                 19,650
1,100   PHH Corp...........................................                 39,804                 49,500
2,500   WMX Technologies, Inc..............................                 71,388                 71,250
                                                                        ----------             ----------
                                                                           134,992                158,000
                                                                        ----------             ----------

        COMPUTERS AND OFFICE EQUIPMENT - 2.9%
2,200   Compaq Computer Corp*..............................                 83,882                106,425
1,100   International Business Machines Corp...............                118,329                103,813
2,400   Seagate Technology Inc*............................                 51,606                101,100
  800   Stratus Computer, Inc*.............................                 23,907                 21,000
  600   Sun Microsystems Corp*.............................                 17,603                 37,800
                                                                        ----------             ----------
                                                                           295,327                370,138
                                                                        ----------             ----------

        COMPUTER SOFTWARE AND SERVICES - 0.7%
  500   Adobe Systems Inc..................................                 27,875                 25,875
  800   Fiserv, Inc*.......................................                 17,000                 23,100
1,000   Oracle Systems Corp*...............................                 20,262                 38,375
                                                                        ----------             ----------
                                                                            65,137                 87,350
                                                                        ----------             ----------

        CONTAINERS - 0.5%
1,200   Temple-Inland Inc..................................                 62,885                 63,900
                                                                        ----------             ----------

        CREDIT AND FINANCE - 2.0%
  800   Federal Home Loan Mortgage Corp....................                 40,248                 55,300
1,300   Federal National Mortgage Association..............                102,416                134,550
1,200   Sirrom Capital Corp................................                 19,350                 21,750
  597   TransAmerica Corp..................................                 34,543                 42,536
                                                                        ----------             ----------
                                                                           196,557                254,136
                                                                        ----------             ----------

        DEPARTMENT STORES - 1.9%
1,200   Dillard Department Stores - Class A................                 37,961                 38,250
2,300   Federated Department Stores........................                 65,976                 65,263
3,700   Sears, Roebuck and Co..............................                120,812                136,438
                                                                        ----------             ----------
                                                                           224,749                239,951
                                                                        ----------             ----------

        DISCOUNTERS - 1.1%
1,900   K Mart Corp........................................                 45,477                 27,550
4,600   Wal-Mart Stores Inc................................                115,551                114,425
                                                                        ----------             ----------
                                                                           161,028                141,975
                                                                        ----------             ----------

        DRUGS - 4.8%
1,700   Allergan Inc.......................................                 37,404                 56,738
  600   Alza Corp. - Class A*..............................                 13,386                 13,800
1,300   American Home Products Corp........................                 79,091                110,338
2,700   Bristol-Myers Squibb Co............................                154,600                196,763
1,400   Johnson & Johnson..................................                 64,297                103,775
  800   Rhone-Poulenc Rorer................................                 29,648                 36,400
1,000   Warner-Lambert Co..................................                 74,015                 95,250
                                                                        ----------             ----------
                                                                           452,441                613,064
                                                                        ----------             ----------

        ELECTRICAL EQUIPMENT - 2.2%
4,400   General Electric Co................................                214,466                280,500
                                                                        ----------             ----------





See accompanying notes to financial statements.

MINERVA FUND, INC.
EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1995 - (CONTINUED)


                                                                                                  VALUE
SHARES                                                                     COST                 (NOTE 2b)
------                                                                  ----------             ----------
        ELECTRICAL POWER - 3.0%
  700   Consolidated Edison of New York....................                $20,167                $21,263
2,400   Entergy Corp.......................................                 73,319                 62,700
  700   Florida Progress Corp..............................                 20,255                 22,663
2,700   Ohio Edison Co.....................................                 60,912                 61,425
2,000   Pacific Gas & Electric Co..........................                 56,870                 59,750
1,600   Peco Energy Company................................                 47,971                 45,800
1,400   Public Service Enterprise Group, Inc...............                 37,797                 41,650
2,000   Unicom Corporation.................................                 50,208                 60,500
                                                                        ----------             ----------
                                                                           367,499                375,751
                                                                        ----------             ----------

        ELECTRONICS - 3.0%
2,000   Intel Corp.........................................                 61,575                120,250
  800   LSI Logic Corp*....................................                 21,524                 46,200
3,200   National Semiconductor Corp*.......................                 88,788                 88,400
1,600   Texas Instruments Inc..............................                 57,523                127,800
                                                                        ----------             ----------
                                                                           229,410                382,650
                                                                        ----------             ----------

        FOOD PRODUCTS - 2.3%
4,200   Archer-Daniels Midland Co..........................                 80,065                 64,575
2,000   Campbell Soup Co...................................                 86,973                100,500
  800   Ralston Purina Group...............................                 32,548                 46,300
  600   Unilever NV - ADR..................................                 75,636                 78,000
                                                                        ----------             ----------
                                                                           275,222                289,375
                                                                        ----------             ----------

        FOOD RETAILERS - 0.5%
1,900   Kroger Supermarkets*...............................                 47,977                 64,838
                                                                        ----------             ----------

        FURNISHINGS AND APPLIANCES - 0.8%
1,200   Premark International, Inc.........................                 38,436                 61,050
  800   Whirlpool Corp.....................................                 41,248                 46,200
                                                                        ----------             ----------
                                                                            79,684                107,250
                                                                        ----------             ----------

        HEALTH SERVICES - 2.5%
2,436   Columbia HCA Healthcare Corp.......................                 90,262                118,451
1,125   Health Management Associates Inc*..................                 20,030                 36,141
2,100   Humana Inc*........................................                 43,959                 42,263
  900   Lincare Holdings Inc*..............................                 20,700                 23,175
1,600   U.S. Healthcare Inc................................                 65,600                 56,600
  300   Vivra Inc*.........................................                  9,806                  9,525
                                                                        ----------             ----------
                                                                           250,357                286,155
                                                                        ----------             ----------

        HEALTH TECHNOLOGY - 0.3%
1,300   Beckman Instruments Inc............................                 35,178                 39,325
                                                                        ----------             ----------

        HOSPITAL SUPPLIES - 1.6%
1,900   Baxter International Inc...........................                 44,064                 78,138
1,400   Becton Dickinson & Co..............................                 52,759                 88,025
1,100   Mallinckrodt Group Inc.............................                 34,579                 43,588
                                                                        ----------             ----------
                                                                           131,402                209,751
                                                                        ----------             ----------

        INSURANCE - 3.0%
1,100   Aetna Life & Casualty Co...........................                 58,624                 80,713
  556   Allstate Corp......................................                 13,729                 19,669
1,400   American General Corp..............................                 44,259                 52,325
1,900   Exel Limited.......................................                 89,102                110,438
1,000   Providian Corp.....................................                 36,177                 41,500
  600   SAFECO Corp........................................                 35,325                 39,375
  600   St. Paul Companies Inc.............................                 27,618                 35,025
                                                                        ----------             ----------
                                                                           304,834                379,045
                                                                        ----------             ----------


See accompanying notes to financial statements.

MINERVA FUND, INC.
EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1995 - (CONTINUED)


                                                                                                  VALUE
SHARES                                                                     COST                 (NOTE 2b)
------                                                                  ----------             ----------
        LODGING - 0.1%
  600   La Quinta Inns Inc.................................                $16,686                $16,800
                                                                        ----------             ----------

        Machinery - 0.8%
1,200   Cummins Engine.....................................                 50,048                 46,200
  700   Deere & Co.........................................                 52,192                 56,963
                                                                        ----------             ----------
                                                                           102,240                103,163
                                                                        ----------             ----------

        MISCELLANEOUS INDUSTRIALS - 2.8%
  700   FMC Corp*..........................................                 34,692                 53,200
  500   ITT Corp...........................................                 42,804                 62,000
  500   Minnesota Mining & Manufacturing Co................                 26,209                 28,250
2,100   Tenneco Inc........................................                 87,530                 97,125
1,000   Textron Inc........................................                 52,285                 68,250
1,200   Trinova Corp.......................................                 42,072                 40,500
                                                                        ----------             ----------
                                                                           285,592                349,325
                                                                        ----------             ----------

        NATURAL GAS - 0.8%
2,200   Coastal Corp.......................................                 60,157                 73,975
1,000   El Paso Natural Gas................................                 32,310                 27,500
                                                                        ----------             ----------
                                                                            92,467                101,475
                                                                        ----------             ----------

        OIL - DOMESTIC AND CRUDE - 3.6%
1,900   Amoco Corp.........................................                116,114                121,838
1,400   Atlantic Richfield Co..............................                148,809                150,325
1,400   Burlington Resources Inc...........................                 56,184                 54,250
  600   Mapco Inc..........................................                 38,211                 30,900
1,100   Ultramar Corp......................................                 28,545                 26,125
2,700   Unocal Corporation.................................                 75,650                 76,950
                                                                        ----------             ----------
                                                                           463,513                460,388
                                                                        ----------             ----------

        OIL - INTERNATIONAL - 3.2%
1,100   British Petroleum PLC - ADR........................                 87,673                 98,863
1,300   Chevron Corporation................................                 57,783                 63,213
1,400   Mobil Corp.........................................                113,659                139,475
  800   Norsk Hydro A.S. - ADR.............................                 36,211                 34,500
2,500   Total S.A. - ADR...................................                 68,225                 75,313
                                                                        ----------             ----------
                                                                           363,551                411,364
                                                                        ----------             ----------

        OTHER CONSUMER SERVICES - 0.5%
1,500   Service Corporation International..................                 38,903                 58,688
                                                                        ----------             ----------

        PAPER - 1.6%
  700   Georgia-Pacific Corp...............................                 53,417                 61,250
1,800   Scott Paper Co.....................................                 59,717                 87,300
1,100   Weyerhaeuser Co....................................                 48,604                 50,188
                                                                        ----------             ----------
                                                                           161,738                198,738
                                                                        ----------             ----------

        PERSONAL PRODUCTS - 2.0%
1,000   Avon Products Inc..................................                 54,435                 71,750
2,300   Proctor & Gamble Co................................                117,101                177,100
                                                                        ----------             ----------
                                                                           171,536                248,850
                                                                        ----------             ----------

        PUBLISHING AND BROADCASTING - 2.2%
  600   Capital Cities / ABC Inc...........................                 49,311                 70,575
  500   Cicasters Inc*.....................................                 19,500                 16,688
1,350   Comcast Corp. - Class A............................                 26,100                 27,000
  700   International CableTelecommunications Inc*.........                 19,425                 19,600
1,500   Liberty Media Group - Class A*.....................                 39,323                 40,125
2,800   Telecommunications Inc. - Class A*.................                 55,527                 49,000
1,600   Time Warner, Inc...................................                 64,496                 63,600
                                                                        ----------             ----------
                                                                           273,682                286,588
                                                                        ----------             ----------

        See accompanying notes to financial statements.

MINERVA FUND, INC.
EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1995 - (CONTINUED)


                                                                                                  VALUE
SHARES                                                                     COST                 (NOTE 2b)
------                                                                  ----------             ----------
        RAILROADS - 2.1%
1,151   Burlington Northern, Inc...........................                $52,627                $83,416
  200   CSX Corp...........................................                 15,562                 16,825
2,600   Union Pacific Corp.................................                168,005                172,250
                                                                        ----------             ----------
                                                                           236,194                272,491
                                                                        ----------             ----------

        REAL ESTATE INVESTMENT TRUSTS - 0.3%
1,300   Debartolo Realty Corp..............................                 19,253                 18,200
1,012   Security Capital Pacific Trust.....................                 20,886                 19,228
                                                                        ----------             ----------
                                                                            40,139                 37,428
                                                                        ----------             ----------

        RECREATION AND TOYS - 0.3%
  700   Eastman Kodak Co...................................                 33,852                 41,475
                                                                        ----------             ----------

        RESTAURANTS - 0.6%
3,400   Wendy's International Inc..........................                 61,404                 71,825
                                                                        ----------             ----------


        SPECIALTY STORES - 1.7%
1,700   Circuit City Stores Inc............................                 40,906                 53,763
  800   Gymboree*..........................................                 18,250                 24,100
1,800   Home Depot, Inc....................................                 70,583                 71,775
1,200   Melville Corp......................................                 37,422                 41,400
1,100   Officemax Inc*.....................................                 23,166                 26,675
  400   Viking Office Products*............................                 11,800                 16,700
                                                                        ----------             ----------
                                                                           202,127                234,413
                                                                        ----------             ----------

        TELECOMMUNICATIONS EQUIPMENT - 0.8%
  300   Cidco Inc*.........................................                  9,375                 10,575
  800   Motorola, Inc......................................                 40,024                 61,100
  300   Qualcomm, Inc*.....................................                 14,513                 13,763
  400   Tellabs Inc*.......................................                 13,650                 16,850
                                                                        ----------             ----------
                                                                            77,562                102,288
                                                                        ----------             ----------

        TELEPHONE SERVICES - 7.1%
1,900   Airtouch Communications Co*........................                 46,735                 58,188
  400   Cellular Communications Inc*.......................                 18,500                 21,800
2,600   Frontier Corp*.....................................                 54,453                 69,225
  800   Globalstar Telecommunications*.....................                 12,400                 17,100
4,000   GTE Corp...........................................                136,028                157,000
3,200   MCI Communications Corp............................                 86,800                 83,400
  650   Paging Network Inc*................................                 21,033                 31,200
2,200   SBC Communications Inc.............................                 93,882                121,000
3,200   Sprint Corporation.................................                104,567                112,000
2,800   U.S. West Inc......................................                122,548                131,950
2,300   Vodafone Group PLC - ADR...........................                 70,388                 94,300
                                                                        ----------             ----------
                                                                           767,334                897,163
                                                                        ----------             ----------

        TOBACCO - 3.2%
2,800   Philip Morris Cos., Inc............................                154,148                233,800
3,680   RJR Nabisco Holdings Corp..........................                105,297                119,140
1,700   UST, Inc...........................................                 45,177                 48,646
                                                                        ----------             ----------
                                                                           304,622                401,586
                                                                        ----------             ----------


        TOTAL COMMON STOCK                                               9,320,473             11,147,386
                                                                        ----------             ----------




See accompanying notes to financial statements.

MINERVA FUND, INC.
EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1995


                                                                                                     VALUE
SHARES                                                                         COST                (NOTE 2b)
------                                                                     -----------           ------------
           PREFERRED STOCKS - 0.5%
   2,900   News Corp. Ltd. -  ADR........................................      $63,612                $57,638
                                                                           -----------           ------------

           MONEY MARKET FUNDS - 9.4%
$606,562   Federated Trust for Government Cash Reserves, 5.29% (a).......      606,562                606,562
 593,366   Fidelity Institutional Cash Treasury II, 5.60% (a)............      593,366                593,366
                                                                           -----------           ------------
           TOTAL MONEY MARKET FUNDS                                          1,199,928              1,199,928
                                                                           -----------           ------------

           TOTAL INVESTMENTS - 97.5%                                       $10,584,013 **          12,404,952
                                                                           ===========

           OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%                                               320,144
                                                                                                  -----------

           NET ASSETS - 100%                                                                      $12,725,096
                                                                                                  ===========

           *Non-income producing security

           **The cost for Federal income tax purposes is the same.  See Note 6b.

           ADR - American Depository Receipt

           (a) Yield effective on 9/30/95.


           See accompanying notes to financial statements.

MINERVA FUND, INC.
FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1995



PRINCIPAL                                                                                                                  VALUE
  AMOUNT                                                                                                 COST            (NOTE 2b)
---------                                                                                               -------          ---------
             CORPORATE OBLIGATIONS - 11.4%
             ENERGY - 0.5%
  $15,000    Maxus Energy 10.83%, 9/1/2004..................................................            $15,000            $15,711
                                                                                                        -------          ---------
             FINANCE - 1.2%
   15,000    Conseco Inc. 8.125%, 2/15/2003.................................................             14,297             14,325
   15,000    Fireman's Fund Mortgage Corp. 8.875%, 10/15/2001...............................             16,441             16,050
   10,000    Home Holdings Inc. 8.625%, 12/15/2003..........................................              9,898              8,075
                                                                                                        -------          ---------
                                                                                                         40,636             38,450
                                                                                                        -------          ---------

             INDUSTRIALS - 8.0%
   15,000    Blue Bell Funding 11.85%, 5/1/1999.............................................             15,889             15,788
   15,000    Columbia/HCA Healthcare 7.69%, 6/15/2025.......................................             14,981             15,335
   15,000    Comcast Corp. 9.375%, 5/15/2005................................................             14,978             15,263
   15,000    Digital Equipment Corporation 8.625%, 11/1/2012................................             14,292             15,537
    8,000    Dillon Read Structure Finance Series 94K2 9.35%, 8/15/2019.....................              7,864              7,897
   15,000    Federated Department Stores 10.00%, 2/15/2001..................................             15,012             16,256
   20,000    Fleming Co. Inc. 10.625%, 12/15/2001...........................................             20,582             21,300
   20,000    News American Holdings Inc. 10.125%, 10/15/2012................................             21,328             22,775
   15,000    Paramount Communications 8.25%, 8/1/2022.......................................             14,498             14,927
   10,000    PT Alatief Freeport 9.75%, 4/15/2001...........................................              9,991             10,575
   15,000    Rogers Cable Systems 10.00%, 3/15/2005.........................................             15,050             15,750
   20,000    RJR Nabisco Inc. 8.75%, 4/15/2004..............................................             19,106             20,250
   13,645    Scotia Pacific Holdings 7.95%, 7/20/2015.......................................             13,207             14,106
   25,000    Southland Corp. 5.00%, 12/15/2003..............................................             18,098             19,344
    5,000    Telecommunications Inc. 9.875%, 6/15/2022......................................              5,156              5,663
   15,000    Telecommunications Inc. 9.25%, 1/15/2023.......................................             14,640             15,769
   15,000    Time Warner Inc. 9.15%, 2/1/2023...............................................             14,473             16,350
                                                                                                        -------          ---------
                                                                                                        249,145            262,885
                                                                                                        -------          ---------

             TELEPHONE - 0.7%
   10,000    AT & T Corp. 8.35%, 1/15/2025..................................................             10,782             10,888
   15,000    Comcast Cellular 0.00% 3/5/2000................................................             10,360             11,381
                                                                                                        -------          ---------
                                                                                                         21,142             22,269
                                                                                                        -------          ---------

             TRANSPORTATION - 0.8%
    4,992    Jet Equipment Trust 10.91%, 6/15/2006..........................................              5,179              5,659
   20,000    Jet Equipment Trust 10.00%, 6/15/2012..........................................             20,007             23,044
                                                                                                        -------          ---------
                                                                                                         25,186             28,703
                                                                                                        -------          ---------

             UTILITIES - 0.2%
    5,000    Long Island Lighting Co. 8.90%, 7/15/2019......................................              5,144              5,000
                                                                                                        -------          ---------

             TOTAL CORPORATE OBLIGATIONS                                                                356,253            373,018
                                                                                                        -------          ---------

             FOREIGN GOVERNMENT OBLIGATIONS - 12.1%
  125,000 (a)Government of Canada 8.50%, 4/1/2002...........................................             98,878             97,127
  250,000 (b)Government of France OAT 8.50%, 11/25/2002.....................................             47,628             54,583
  350,000 (b)Government of France OAT 8.50%, 4/25/2023......................................             71,880             74,665
  150,000 (b)Government of France OAT 9.50%, 1/25/2001......................................             29,204             33,974
  230,000 (c)Kingdom of Denmark 9.00%, 11/15/2000...........................................             44,109             44,643
  100,000 (d)Treuhandanstalt 7.125%, 1/29/2003..............................................             73,453             73,061
   10,000 (e)United Kingdom 9.125%, 2/21/2001...............................................             13,898             16,996
                                                                                                        -------          ---------
             TOTAL FOREIGN GOVERNMENT OBLIGATIONS                                                       379,050            395,049
                                                                                                        -------          ---------

             MORTGAGE - BACKED SECURITIES - 20.0%
             ADJUSTABLE RATE:
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 9.0%
  146,903        #8326 6.50%, 11/20/2023....................................................            148,966            149,107
   47,375        #8399 5.00%, 4/20/2024.....................................................             46,288             47,346
   48,448        #8496 5.50%, 9/20/2024.....................................................             47,722             48,902
   48,490        #8502 6.00%, 9/20/2024.....................................................             49,041             49,460
                                                                                                        -------          ---------
                                                                                                        292,017            294,815
                                                                                                        -------          ---------

             FIXED RATE:
             FEDERAL HOME LOAN MORTGAGE CORP. - 3.7%
   43,462        #140509 11.50%, 3/1/2014...................................................             48,347             48,176
   66,491        #555183 11.25%, 12/1/2015..................................................             73,733             73,473
                                                                                                        -------          ---------
                                                                                                        122,080            121,649
                                                                                                        -------          ---------

             See accompanying notes to financial statements.

MINERVA FUND, INC.
FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1995



PRINCIPAL                                                                                                                  VALUE
  AMOUNT                                                                                                COST             (NOTE 2b)
---------                                                                                            ----------         ----------
             FIXED RATE - (CONTINUED)
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.4%
  $66,983        #243156 10.50%, 8/1/2019...................................................            $74,435            $73,619
   63,817        #046364 11.50%, 11/1/2015..................................................             71,152             71,297
                                                                                                     ----------         ----------
                                                                                                        145,587            144,916
                                                                                                     ----------         ----------

             NON-GOVERNMENT AGENCY ISSUED - 2.9%
   25,000    American Southwest Financial Securities Corp. 7.40%, 11/17/2004................             25,369             25,664
   25,000    Residential Funding Mortgage Series 95 S16 A7 Mezz 7.50% 10/15/2025............             25,098             25,009
   48,147    Rural Housing Trust 1987-1 3.33%, 4/1/2026.....................................             44,548             43,900
                                                                                                     ----------         ----------
                                                                                                         95,015             94,573
                                                                                                     ----------         ----------

             TOTAL MORTGAGE BACKED SECURITIES                                                           654,699            655,953
                                                                                                     ----------         ----------

             U.S. TREASURY OBLIGATIONS - 27.3%
  335,000        Bonds 8.75%, 8/15/2020.....................................................            405,191            419,467
  320,000        Bonds 7.875%, 2/15/2021....................................................            364,013            367,261
  100,000        Notes 7.250%, 8/15/2004....................................................            106,415            106,930
                                                                                                     ----------         ----------
             TOTAL U.S. TREASURY OBLIGATIONS                                                            875,619            893,658
                                                                                                     ----------         ----------

             YANKEE BONDS - 1.4%
   50,000    Argentina Par Bonds 5.00%, 3/31/23.............................................             26,629             24,250
   20,000    Hydro Quebec 8.40%, 1/15/2022..................................................             19,803             21,675
                                                                                                     ----------         ----------
             TOTAL YANKEE BONDS                                                                          46,432             45,925
                                                                                                     ----------         ----------

             MONEY MARKET FUNDS - 9.5%
  156,297    Federated Trust for Gov6ernment Cash Reserves, 5.29%**.........................            156,297            156,297
  154,993    Fidelity Institutional Cash Treasury II, 5.60%**...............................            154,993            154,993
                                                                                                     ----------         ----------
             TOTAL MONEY MARKET FUNDS                                                                   311,290            311,290
                                                                                                     ----------         ----------

             VARIABLE RATE NOTES+ - 1.5%
  $25,000    Marshall & Illsley 5.9375%, 10/26/1995.........................................             24,993             24,995
   25,000    Wells Fargo & Co. 5.8125%, 12/2/1995...........................................             24,922             24,993
                                                                                                     ----------         ----------
             TOTAL VARIABLE RATE NOTES                                                                   49,915             49,988
                                                                                                     ----------         ----------

             TOTAL INVESTMENTS                                  83.2%                                $2,673,258 *        2,724,881
                                                                                                     ==========

             OTHER ASSETS IN EXCESS OF LIABILITIES              16.8%                                                      549,910
                                                                                                                        ----------

             NET ASSETS                                        100.0%                                                   $3,274,791
                                                                                                                        ==========
             FORWARD FOREIGN CURRENCY CONTRACTS - SOLD SHORT


                                                                                                                    UNREALIZED
  AMOUNT OF                                                                  ORIGINAL                MARKET        APPRECIATION
  CONTRACTS     CURRENCY                       EXPIRATION DATE                VALUE                  VALUE        (DEPRECIATION)
-------------   --------                       ---------------               --------                ------       --------------
     (35,000)   Canadian Dollar                   12/26/95                  ($25,751)             ($25,899)             ($148)
    (100,000)   Canadian Dollar                   12/14/95                   (73,624)              (73,914)              (290)
     (80,000)   Danish Krone                      10/11/95                   (14,815)              (14,402)               413
     (10,000)   Ecu                               10/11/95                   (13,343)               (7,706)             5,637
    (165,000)   French Franc                      12/12/95                   (32,496)              (33,582)            (1,086)
    (675,000)   French Franc                      10/12/95                  (139,269)             (137,450)             1,819
    (100,000)   German Mark                        11/6/95                   (70,878)              (70,458)               420
     (55,000)   German Mark                       10/19/95                   (39,568)              (38,716)               852
                                                                           ----------            ----------            ------
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS - SOLD SHORT                      ($409,744)            ($402,127)            $7,617
                                                                           ==========            ==========            ======

        (a) Principal amount in Canadian Dollars.
        (b) Principal amount in French Francs.
        (c) Principal amount in Danish Krones.
        (d) Principal amount in German Marks.
        (e) Principal amount in British Pounds.

        OAT - Obligation Assimilabli du Tresor
        CMO- Collateralized Mortgage Obligation

        *The cost for Federal income tax purposes is the same. See Note 6b. **Yield effective 9/30/95

        +Maturity date shown is the next interest reset date; rate shown is rate in effect on September 30, 1995.
        See accompanying notes to financial statements.

MINERVA FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995

                                                                                           EQUITY            FIXED INCOME
                                                                                          PORTFOLIO           PORTFOLIO
                                                                                         -----------          ----------
ASSETS:

Investments in securities, at value
(identified cost $10,584,013 and $2,673,258 respectively)..........................      $12,404,952          $2,724,881
Cash...............................................................................          239,589             400,493
Receivable for investment securities sold..........................................           92,445              37,131
Receivable from Adviser............................................................           89,818              98,496
Unamortized organizational cost....................................................           63,829              64,060
Dividends and interest receivable..................................................           24,233              44,852
Receivable for forward currency contracts closed(Note 2e)..........................               --               1,529
Receivable for forward currency contracts (Note 2e)................................               --               7,617

                                                                                         -----------          ----------
    Total Assets...................................................................       12,914,866           3,379,059
                                                                                         -----------          ----------

LIABILITIES:

Payable for investment securities purchased........................................          127,398              78,944
Fund accounting fee payable........................................................            2,500               2,500
Custodian fee payable..............................................................            4,924               3,224
Administrative services fee payable................................................            3,111                 806
Transfer agent fee payable.........................................................              500                 500
Other accrued expenses.............................................................           51,337              18,294
                                                                                         -----------          ----------
   Total Liabilities...............................................................          189,770             104,268
                                                                                         -----------          ----------
NET ASSETS                                                                               $12,725,096          $3,274,791
                                                                                         ===========          ==========


Net Assets
Par value of shares of capital stock outstanding (par value $.001 per share,
200,000,000 shares authorized).....................................................           $1,040                $341
Additional paid-in capital.........................................................       10,400,827           3,283,594
Accumulated undistributed (overdistributed) net investment income..................           19,577             (14,940)
Accumulated undistributed net realized gain (loss) on investments..................          482,713             (53,444)
Unrealized appreciation on forward currency contracts (Note 2e)....................               --               7,617
Unrealized appreciation of investments.............................................        1,820,939              51,394
Unrealized foreign exchange gain...................................................               --                 229
                                                                                         -----------          ----------
Net Assets.........................................................................      $12,725,096          $3,274,791
                                                                                         ===========          ==========

Shares of Capital Stock Outstanding................................................        1,040,164             341,145
                                                                                           ---------             -------

Net Asset Value (Maximum Offering Price and Redemption Price Per Share) ...........           $12.23               $9.60
                                                                                              ======               =====


See accompanying notes to financial statements

MINERVA FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1995


                                                                                            EQUITY          FIXED INCOME
                                                                                           PORTFOLIO          PORTFOLIO
                                                                                           ---------        ------------
INVESTMENT INCOME:
  Dividends........................................................................         $264,831                  --
  Interest ........................................................................           61,963            $206,160 (a)
                                                                                          ----------        ------------
                                                                                             326,794             206,160
                                                                                          ----------        ------------

EXPENSES:
  Advisory ........................................................................           55,698              11,359
  Fund accounting..................................................................           45,000              32,276
  Legal............................................................................           32,000              10,176
  Audit............................................................................           23,700              15,841
  Amortization of organization expenses............................................           20,115              20,183
  Administrative services .........................................................           17,154               4,553
  Custodian .......................................................................           16,044               8,943
  Insurance........................................................................           14,256               3,933
  Transfer agent ..................................................................            8,500               8,321
  Reports to shareholders..........................................................            8,500               3,388
  Directors........................................................................            7,000               6,852
  Registration.....................................................................            5,960               5,570
  Miscellaneous....................................................................            7,000               4,280
                                                                                          ----------        ------------

  Total expenses before waivers / reimbursements...................................          260,927             135,675

  Expenses waived / reimbursed by Adviser..........................................         (145,516)           (109,856)
                                                                                          ----------        ------------

  NET EXPENSES.....................................................................          115,411              25,819
                                                                                          ----------        ------------

NET INVESTMENT INCOME..............................................................          211,383             180,341
                                                                                          ----------        ------------

Net realized gain on investments...................................................          490,664                 468
Net realized loss on forward currency contracts (Note 2e)..........................               --             (25,081)
Change in unrealized appreciation on forward currency contracts and foreign exchang               --              11,968
Change in unrealized appreciation on investments...................................        1,795,679             245,771
                                                                                          ----------        ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS....................................        2,286,343             233,126
                                                                                          ----------        ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............................       $2,497,726            $413,467
                                                                                          ==========        ============

 (a) Net $180 of foreign withholding tax expense.



See accompanying notes to financial statements.

MINERVA FUND, INC.
MINERVA EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                                                                           YEAR                YEAR
                                                                                           ENDED               ENDED
                                                                                       SEPTEMBER 30,       SEPTEMBER 30,
                                                                                           1995                1994
                                                                                       -------------       -------------
INCREASE IN NET ASSETS:
  Net investment income............................................................         $211,383            $158,884
  Net realized gain (loss) on investments..........................................          490,664              (6,774)
  Change in unrealized appreciation of investments.................................        1,795,679              25,260
                                                                                       -------------       -------------

Net increase in net assets resulting from operations...............................        2,497,726             177,370
                                                                                       -------------       -------------

DISTRIBUTIONS:
  Net investment income............................................................         (202,662)           (149,205)
  Return of capital................................................................            -----             (18,362)
                                                                                       -------------       -------------

  Total Distributions..............................................................         (202,662)           (167,567)
                                                                                       -------------       -------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sales of shares....................................................              ---          10,000,000

  Net asset value of shares issued in reinvestment of distributions................          202,662             167,567
                                                                                       -------------       -------------

  Net increase in net assets from capital share transactions.......................          202,662          10,167,567
                                                                                       -------------       -------------

Total Increase in Net A............................................................        2,497,726          10,177,370

NET ASSETS:
  Beginning of period..............................................................       10,227,370              50,000
                                                                                       -------------       -------------

  End of period (including undistributed net investment income
of $19,577 and $10,856, respectively)...........................................         $12,725,096         $10,227,370
                                                                                       =============       =============



See accompanying notes to financial statements.

MINERVA FUND, INC.
FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  Year                 Year
                                                                                                  Ended               Ended
                                                                                              September 30,        September 30,
                                                                                                   1995                1994*
                                                                                              -------------        -------------
INCREASE IN NET ASSETS:
  Net investment income......................................................................      $180,341             $148,170
  Net realized loss on investments, forward currency contracts and foreign exchange..........       (24,613)            (138,348)
  Change in unrealized appreciation (depreciation) of investments and foreign exchange.......       257,739             (198,498)
                                                                                                    -------             --------

Net increase (decrease) in net assets resulting from operations..............................       413,467             (188,676)
                                                                                                    -------             --------
DISTRIBUTIONS:
  Net investment income......................................................................      (147,818)            (102,636)
  Return of capital..........................................................................       (35,725)             (45,501)
                                                                                                   --------             --------

  Total Distributions........................................................................      (183,543)            (148,137)
                                                                                                   --------             --------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sales of shares..............................................................           ---            3,000,000

  Net asset value of shares issued in reinvestment of distributions..........................       183,543              148,137
                                                                                                    -------              -------

  Net increase in net assets from capital share transactions.................................       183,543            3,148,137
                                                                                                    -------            ---------

Total Increase in Net Assets.................................................................       413,467            2,811,324

NET ASSETS:
  Beginning of period........................................................................     2,861,324               50,000
                                                                                                 ----------           ----------
  End of period (including overdistribution of net investment income
  of ($14,940) and ($38,902), respectively)..................................................    $3,274,791           $2,861,324
                                                                                                 ==========           ==========


See accompanying notes to financial statements.

  * Commencement of Operations - November 2, 1993

MINERVA FUND, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1995


         NOTE 1. DESCRIPTION AND ORGANIZATION. Minerva Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, and was incorporated in the State of Maryland on June 28, 1993. The Fund currently consists of two investment portfolios: Equity Portfolio and Fixed Income Portfolio (the "Portfolios").
At September 30, 1995 there were authorized 200,000,000 shares of capital stock having a par value of $.001 per share. Equity Portfolio commenced operations on October 1, 1993 and Fixed Income Portfolio commenced operations on November 2, 1993. Prior to Commencement of Operations, the Portfolios had no operations other than organizational matters and the sale of 5,000 shares of each of the Portfolios at $10.00 per share to Furman Selz Incorporated ("Furman Selz"), the Fund's Administrator and Distributor, representing the initial capital of the Fund.

         The majority shareholder of Equity Portfolio is Marine Midland Bank Trustee for Dunlop Tire Corporation with 1,034,989 shares or 99.5% of the outstanding shares as of September 30, 1995.

         The majority shareholder of Fixed Income Portfolio is Japan First Development Inc. with 335,553 shares or 98.4% of the outstanding shares as of September 30, 1995.

         NOTE 2. SIGNIFICANT ACCOUNTING POLICIES. Following is a summary of the significant accounting policies followed by the Portfolios:

         a. Security Valuation - Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a foreign exchange are valued at the latest quoted sales price available on the exchange where they are primarily traded before the time when assets are valued. For purposes of net asset value per share, all assets and liabilities denominated in foreign currencies are converted into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. Unlisted securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. The value of securities and other assets for which no quotations are readily available (including restricted securities) are determined in good faith at fair value using methods approved by the Board of Directors.

MINERVA FUND, INC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1995


         Fixed-income securities which are traded over-the-counter and on a stock exchange will be valued according to the broadest and most representative market. For bonds and other fixed-income securities this ordinarily is the over-the-counter market. However, bonds and other fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect market value. The Fund has been informed that the prices provided by the pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to specific securities.

         Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

         b. Investment transactions are recorded on the trade date. Identified cost of investments sold is used to calculate realized gains and losses for both financial statement and Federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as earned or accrued.

         c. Dividends and Capital Gains Distributions - Dividends from net investment income are declared and paid to shareholders on a quarterly basis. If any net capital gains are realized from the sale of securities, the Portfolios normally distribute such gains with the last dividend for the calendar year. Dividends are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ with generally accepted accounting principles. These "book/tax" differences are either temporary (primarily attributable to post October capital and foreign currency loss deferrals) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their tax-basis treatment. Temporary differences do not require a reclassification.

         Permanent differences ($16,520) which primarily resulted from a difference in tax treatment for organizational expenses have been charged to paid-in-capital. Realized currency losses of $25,081 were reclassified from accumulated net investment income to accumulated realized loss to conform to its tax treatment.

         d. Forward Currency Contracts and Foreign Currency Translation - The books and records of the Fixed Income Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, forward currency contracts, and other assets and liabilities denominated in foreign currencies are translated at the exchange rates at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The Fixed Income Portfolio does not separately identify that portion of the results of operations of the Portfolio that arise as a result

MINERVA FUND, INC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1995


of changes in the exchange rates from the fluctuations that arise from changes in market prices of equity investments during the year. However, in accordance with the requirements of the Internal Revenue Code, the portfolio isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in market prices of foreign debt obligations sold, and such net foreign exchange gains, which amounted to $962 for fiscal year ended September 30, 1995, are included in ordinary income for Federal income tax purposes.

         Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

         The Fixed Income Portfolio may enter into forward currency contracts to hedge the U.S. dollar value of securities and related receivables and payables against changes in future exchange rates. Forward currency contracts are valued based upon the current forward rates. Fluctuations in the value of such contracts are recorded as unrealized gains or losses; realized gains or losses include net gains or losses on contracts which have settled. The Fixed Income Portfolio enters into a forward currency contract as a hedge against foreign exchange rate fluctuation, upon the purchase or sale of a security denominated in a foreign currency. The Fixed Income Portfolio maintains, as collateral, U.S. Government or other highly liquid debt obligations in an amount equal to or greater than its net obligation for forward currency contracts. The Fixed Income Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contracts. Risks may also arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities to the extent of the value of the contracts.

         e. Federal income taxes - The Portfolios intend to continue to qualify as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Portfolio will not be subject to Federal income taxes with respect to net investment income and net realized capital gains, if any, that are distributed to shareholders. The Portfolios also intend to meet the distribution requirements to avoid the payment of an excise tax.

         f. Organization Expenses. Costs incurred in connection with the organization and initial registration of the Portfolios were paid by Furman Selz and reimbursed by the Fund. These costs have been deferred and are being amortized on the straight-line method against operations over a period of sixty months beginning with each Portfolio's commencement of operations. In the event any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro-rata

MINERVA FUND, INC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1995


portion of any unamortized organization expenses in the same proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

         g. Expenses - Expenses directly attributable to a portfolio are charged to that portfolio. Other expenses are allocated proportionately to each Portfolio in relation to the net assets of the Fund or on another reasonable basis.

         NOTE 3. ADVISER. The Fund has entered into an investment management agreement (the "Investment Management Agreement") with LTCB-MAS Investment Management, Inc. ("LTCB-MAS") (the "Investment Manager"). LTCB-MAS is a joint subsidiary of The Long-Term Credit Bank of Japan, Limited ("LTCB") and Miller, Anderson & Sherrerd, LLP ("MA&S").

         Pursuant to an Investment Services Agreement (the "Investment Services Agreement") between the Investment Manager and MA&S, MA&S acting in collaboration with and under the supervision of the Investment Manager, is responsible on a day-to-day basis for selecting investments for each Portfolio in conformity with the Portfolio's stated investment objective and policies, consulting with the Investment Manager regarding specific decisions concerning the purchase, sale, or holding of particular securities on behalf of each Portfolio and placing purchase and sale orders for each Portfolio's securities. MA&S receives no fee from the Investment Manager or the Fund pursuant to the Investment Services Agreement for the services it provides.

         Sixty percent of the outstanding capital stock of the Investment Manager is owned by LTCB Capital Markets, Inc. ("LCM") which, in turn, is wholly owned by LTCB. Forty percent of the outstanding capital stock of the Investment Manager is owned by MA&S. LCM owns a non-voting limited partnership interest in MA&S equal to approximately eighteen percent of the total equity of MA&S.

         MA&S has entered into an agreement to be acquired by Morgan Stanley Group Inc. In connection with that transaction, the 40% of the outstanding capital stock of LTCB-MAS currently held by MA&S will also be acquired by one or more affiliates of Morgan Stanley Group Inc. Each of LTCB-MAS and MA&S will retain its name and remain at its current location. Consummation of the transaction with Morgan Stanley Group Inc will cause a termination of the Current Investment Management Agreement between the Fund and LTCB-MAS and the current investment services agreement between LTCB-MAS and MA&S.

         At a special meeting held on September 29, 1995, the Fund's shareholders voted to approve a New Investment Management Agreement with LTCB-MAS and a New Investment Services Agreement between LTCB-MAS and MA&S, which agreements will take effect upon the consummation of the transaction.

MINERVA FUND, INC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1995


         At the meeting 1,362,404 shares or 100% were voted for approval of the new contracts, and 0 shares voted against, and 0 shares abstained.

         Except for different effective and terminations dates, the terms of the New Investment Management Agreement are identical in all respects to the terms of the Current Investment Management Agreement.

         The Current Investment Management Agreement provides for Equity Portfolio and Fixed Income Portfolio to pay the Investment Manager an investment management fee calculated and accrued daily and paid monthly at the annual rates of 0.50% and 0.375%, respectively, of the respective Portfolio's
average daily net assets.   The Investment Manager will provide portfolio
management and certain administrative, clerical and bookkeeping services for the Fund.

         During the year ended September 30, 1995, the Investment Manager waived its fees of $55,698 and $11,360, respectively, from Equity Portfolio and Fixed Income Portfolio. In addition, LTCB Capital Markets, Inc. has agreed to voluntarily reimburse expenses of $89,818 and $98,496 respectively, of the Equity Portfolio and the Fixed Income Portfolio.

         LTCB-MAS has agreed that, in any fiscal year, it will reduce its management fee to a Portfolio to the extent that the Portfolio's expenses exceed the most restrictive expense limitation imposed by state securities laws or regulations in states where the Portfolio's shares are sold. There was no reimbursement of expenses to meet these limitations for the fiscal year ended September 30, 1995.

         NOTE 4. ADMINISTRATOR AND DISTRIBUTOR. Furman Selz provides the Fund with administrative and fund accounting services pursuant to an administration agreement (the "Fund Administration Agreement"). The services under the Fund Administration Agreement are subject to the supervision of the Fund's Board of Directors and officers and includes the day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodians and assistance in the preparation of the Fund's registration statements under federal and state laws. Pursuant to the Fund Administration Agreement, the Fund pays Furman Selz a monthly fee which on an annualized basis will not exceed 0.15% of the average daily net assets of each Portfolio.

         For the year ended September 30, 1995, Furman Selz was entitled to and received administrative services fees of $17,154 and $4,553, respectively, from Equity Portfolio and Fixed Income Portfolio.

MINERVA FUND, INC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1995


         In addition, Furman Selz is entitled to an annual fee of $30,000 per portfolio for performing fund accounting services. For the fiscal year ended September 30, 1995, Furman Selz received its full fund accounting fee from both the Equity Portfolio and the Fixed Income Portfolio.

         The Fund has entered into a distribution agreement (the "Distribution Agreement") with Furman Selz. Under the Distribution Agreement, Furman Selz does not receive any fee or other compensation for distributing shares of the Fund.

               NOTE 5. OTHER TRANSACTIONS WITH AFFILIATES. The Fund has entered into a Transfer Agency Agreement (the "Transfer Agent Agreement") with Furman Selz whereby Furman Selz provides personnel necessary to perform shareholder servicing functions. For its services, Furman Selz receives a fee of $15 per account with a minimum of $6,000 per year plus reimbursement of out-of-pocket expenses.

         For the year ended September 30, 1995, Furman Selz received the minimum fee from each of the Equity Portfolio and Fixed Income Portfolio for performing transfer agency services.

         LTCB Trust Company, a subsidiary of LTCB and an affiliate of the Investment Manager, serves as custodian for the Fund. For furnishing custodian services, LTCB Trust Company is paid a monthly fee with respect to the Portfolios at an annual rate based on a percentage of average daily net assets plus certain transaction and out of pocket expenses. For the year ended September 30, 1995, LTCB Trust Company received fees of $16,044 and $8,943, respectively, from Equity Portfolio and Fixed Income Portfolio.

         NOTE 6 - SECURITIES TRANSACTIONS.

         (a) Purchase and Sale Transactions. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the year ended September 30, 1995 were as follows:

                                    Common Stocks & Bonds                     U.S. Gov't Obligations
                                   Purchases         Sales                   Purchases          Sales
                                   ---------         -----                   ---------          -----
Equity Portfolio                  $5,765,014    $6,307,958                          ---     $  991,719
Fixed Income
 Portfolio                           621,570       605,355                   $2,836,706      3,536,414

MINERVA FUND, INC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1995


         (b) Federal income tax basis. Gross unrealized appreciation and depreciation on investment securities at September 30, 1995, based on cost for Federal income tax purposes is as follows:

                                     Gross                    Gross             Net Unrealized
                                   Unrealized               Unrealized           Appreciation
                                  Appreciation             Depreciation         (Depreciation)
                                  ------------            ---------------       --------------
Equity Portfolio                   $1,995,871                $174,932             $1,820,939

Fixed Income
 Portfolio                             60,588                   8,965                 51,623

         NOTE 7 - CAPITAL SHARE TRANSACTIONS. The Board of Directors may, in the future, authorize the issuance of additional classes of capital stock representing shares in the same or additional investment portfolios. For the periods indicated, transactions of capital stock were as follows:

                                        Year Ended              Period Ended
                                    September 30,1995        September 30, 1994

                                                 Equity Portfolio
                                    -------------------------------------------
Shares sold.....................            ---               1,000,000
Shares issued in reinvestment of
  dividends.....................           18,234                16,930
                                           ------                ------
Net increase in shares .........           18,234             1,016,930
                                           ------             ---------

                                             Fixed Income Portfolio**
                                    -------------------------------------------
Shares sold.....................            ---                 300,000
Shares issued in reinvestment of
  dividends.....................           19,960                16,930
                                           ------                ------
Net increase in shares .........           19,960               316,185
                                           ------               -------

**November 2, 1993 - Commencement of Operations

         NOTE 8. FEDERAL INCOME TAXES. Capital and foreign currency losses incurred after October 31, 1994 within the year ended, September 30, 1995 are deemed to arise on the first business day of the following fiscal year. Minerva Fixed Income Portfolio incurred and will elect to defer post-October capital and foreign currency losses of approximately $21,000 and $14,000, respectively.

         At September 30, 1995, Minerva Fixed Income Portfolio had net capital loss carryovers of approximately $33,000, which will be available through September 2003 to offset future capital gains as provided by the regulations. To the extent that these carryover losses are used to offset future capital gains, the gains so offset would not be distributed to shareholders.

MINERVA FUND, INC.
Equity Portfolio
Financial Highlights
For a share outstanding throughout each period (1)

                                                                                                  YEAR               PERIOD
                                                                                                  ENDED               ENDED
                                                                                              SEPTEMBER 30,        SEPTEMBER 30,
                                                                                                   1995                1994
                                                                                              -------------        -------------
Net Asset Value, Beginning of Period........................................................        $10.01               $10.00
                                                                                                    ======               ======

Income from Investment Operations:
    Net investment income...................................................................          0.22                 0.16
    Net realized and unrealized appreciation on investments.................................          2.20                 0.02
                                                                                                      ----                 ----

    Total Increase from Investment Operations...............................................          2.42                 0.18
                                                                                                      ----                 ----

Less Distributions:
    Dividends from net investment income....................................................         (0.20)               (0.15)
    Return of Capital.......................................................................            --                (0.02)
                                                                                                      ----                 ----

  Total Distributions.......................................................................         (0.20)               (0.17)
                                                                                                      ----                 ----

Net Asset Value, End of Period..............................................................        $12.23               $10.01
                                                                                                    ======               ======

Total Return................................................................................        24.37%                1.99%

Ratios / Supplemental Data:
    Net Assets, End of Period (in thousands)                                                       $12,725              $10,227
    Ratio of Net Investment Income to Average Net Assets+                                            1.90%                1.56%
    Ratio of Expenses to Average Net Assets++                                                        1.03%                1.00%
    Portfolio Turnover Rate                                                                            56%                  35%


(1) Per share based on the average number of shares outstanding during the period.

 + Ratios of Net Investment Income before effect of waivers and reimbursements were 0.59% and 0.72%, respectively.
++ Ratios of Expenses before effect of waivers and reimbursements were 2.34% and 1.85%, respectively.

MINERVA FUND, INC.
FIXED INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD (1)


                                                                                           YEAR                PERIOD
                                                                                          ENDED                ENDED
                                                                                       SEPTEMBER 30,       SEPTEMBER 30,
                                                                                           1995                1994*
                                                                                       -------------       -------------
Net Asset Value, Beginning of Period...............................................            $8.91              $10.00
                                                                                               -----              ------
Income from Investment Operations:
    Net investment income..........................................................             0.55                0.48
    Net realized and unrealized appreciation (depreciation) on investments.........             0.70               (1.09)
                                                                                               -----              ------

    Total Increase (decrease) from Investment Operations...........................             1.25               (0.61)
                                                                                               -----              ------

Less Distributions:
    Dividends from net investment income...........................................            (0.45)              (0.33)
    Return of Capital..............................................................            (0.11)              (0.15)
                                                                                               -----              ------

  Total Distributions..............................................................            (0.56)              (0.48)
                                                                                               -----              ------

Net Asset Value, End of Period.....................................................            $9.60               $8.91
                                                                                               =====              ======

Total Return.......................................................................            14.49%              -6.18%

Ratios / Supplemental Data:
    Net Assets, End of Period (in thousands)                                                  $3,275              $2,861
    Ratio of Net Investment Income to Average Net Assets+                                       6.00%               5.49% (a)
    Ratio of Expenses to Average Net Assets++                                                   0.85%               0.91% (a)
    Portfolio Turnover Rate                                                                      150%                196%


(1) Per share based on the average number of shares outstanding during the period.
  * Commencement of Operations - November 2, 1993
(a) Annualized


+ Ratios of Net Investment Income before effect of waivers and reimbursements were 2.37% and 2.67%, respectively.
++ Ratios of Expenses before effect of waivers and reimbursements were 4.48% and 3.73%, respectively.

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Directors and Shareholders of
Minerva Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Minerva Equity Portfolio and Minerva Fixed Income Portfolio (constituting Minerva Fund, Inc., hereafter referred to as the "Portfolios") at September 30, 1995, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods indicated, in
conformity with generally accepted accounting principles.   These financial
statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
November 10, 1995

                  TAX STATUS OF DIVIDENDS PAID (UNAUDITED)

The following table represents the tax status of dividends and distributions paid by the Portfolios during the fiscal year ended September 30, 1995. This information is presented in order to comply with regulatory requirements and no current action on your part is needed. You will be receiving a Form 1099 at the close of calender 1995 for tax filing purposes.



                                                                  Percentage of
                                                                      Income
                            Income                Return of        Derived from
                         Dividends Paid            Capital          Government
                           Per Share              Per Share         Securities
                         --------------           ---------       -------------
Equity Portfolio             $0.20                    --               6.3%

Fixed Income Portfolio        0.45                 $0.11              47.6%



Additionally, 100% of the dividends paid by Minerva Equity Portfolio qualify for the dividends received deduction available to corporations.

BOARD OF DIRECTORS
James D. Schmid*                                           Chairman of the Board,
                                                           Partner, Miller, Anderson
                                                           & Sherrerd

Carl T. Hagberg**                                          Chairman, Carl T.
                                                           Hagberg & Associates

Raymond F. Miller**                                        Partner, Cronus Partners, Inc.

Charles A. Parker**                                        Director, T.C.W.
                                                           Convertible Fund, Inc.
                                                           Formerly, Executive Vice
                                                           President, Director and
                                                           Chief Investment Officer
                                                           Continental Corporation


*Director is deemed to be an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940, as amended.

**Member of Audit and Nominating Committees



OFFICERS
James D. Schmid                                            Chairman of the Board

John J. Pileggi                                            President & Treasurer

Joan V. Fiore                                              Secretary

Donald E. Brostrom                                         Assistant Treasurer

Sheryl Hirschfeld                                          Assistant Secretary

MINERVA FUND, INC.
237 Park Avenue
New York, New York   10017

Information & Client Services:
(800) 393-9988


INVESTMENT MANAGER
LTCB-MAS Investment Management, Inc.
One Tower Bridge, Suite 1000
West Conshohocken, PA  19428

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND DISBURSING AGENT AND DISTRIBUTOR
Furman Selz Incorporated
230 Park Avenue
New York, New York 10169

CUSTODIAN
LTCB Trust Company
165 Broadway
New York, New York   10006

LEGAL COUNSEL
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, New York   10017

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of Americas
New York, New York  10036


This report is for the information of the shareholders of Minerva Fund, Inc.
Its use in connection with any offering
of the Funds' shares is authorized
only in case of a concurrent or prior
delivery of the Funds' current prospectus.

Investments in mutual funds involve risk, including possible loss of principal.